PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		R$ 765,655	R$ 554,666
Expenses		85,853	64,686
Sponsor contributions		19,119	30,911
Amounts recognized in OCI		(147,882)	(77,721)
Distribution of reserves		22,764	99,493
Balance at the end of the year		1,003,035	765,655
Actuarial assets per balance sheet	[1]	(74,048)	(4,161)
Actuarial assets per balance sheet		74,048	4,161
Actuarial liabilities per balance sheet		1,077,083	769,816
Actuarial liabilities per balance sheet		1,077,083	769,816
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		64,725	(26,359)
Expenses		7,650	(609)
Sponsor contributions		10,108	7,529
Amounts recognized in OCI		79,060	271
Distribution of reserves		22,764	99,493
Balance at the end of the year		5,971	64,725
Actuarial assets per balance sheet		74,048	4,161
Actuarial liabilities per balance sheet		80,019	68,886
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		700,930	581,025
Expenses		78,203	65,295
Sponsor contributions		9,011	23,382
Amounts recognized in OCI		(226,942)	(77,992)
Distribution of reserves		0	0
Balance at the end of the year		997,064	700,930
Actuarial assets per balance sheet		0	0
Actuarial liabilities per balance sheet		997,064	700,930
Actuarial liabilities per balance sheet		R$ 1,917,650	R$ 1,495,397

[1]	On December 31, 2023 includes the amount of R$69,015 referring to the distribution of the PBS-A surplus.